UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2023

*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2023
MFS®  Emerging Markets
Debt Fund
EMD-SEM

MFS® Emerging Markets
Debt Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end, and a rapid reopening of China’s economy — have recently run into turbulence. Inflation data suggest that price pressures will prove more persistent than expected, putting renewed upward pressure on interest rates. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, investors are mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
Tighter global financial conditions represent a headwind for richly valued growth equities and interest rate–sensitive parts of the economy, such as housing. Over the near term, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 17, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Sovereign Emerging Markets	43.8%
Emerging Markets Corporate Bonds	24.4%
Other Government Entity-Emerging Markets Quasi Government	20.9%
Government Securities Hedge (t)	3.3%
Developed Markets Corporate Bonds	2.5%
Sovereign Developed Markets	0.7%
Supranational	0.1%
Portfolio facts
Average Duration (d)	6.8
Average Effective Maturity (m)	12.1 yrs.
Composition including fixed income credit quality (a)(i)
AA	2.8%
A	8.6%
BBB	23.8%
BB	32.7%
B	18.5%
CCC	3.6%
CC	0.7%
C	0.3%
D	0.4%
U.S. Government	1.8%
Non-Fixed Income	0.1%
Not Rated	2.5%
Cash & Cash Equivalents	5.4%
Other	(1.2)%
Non-U.S. issuer country
weightings (i)(x)
Mexico	8.5%
Indonesia	5.3%
India	5.0%
Chile	3.9%
Saudi Arabia	3.8%
Oman	3.6%
Dominican Republic	3.4%
United Arab Emirates	3.2%
Guatemala	2.8%
Other Countries	50.7%

Portfolio Composition - continued
Non-U.S. currency exposure
weightings (i)(y)
Mexican Peso	0.7%
Thailand Baht	0.4%
Uruguay Peso	0.3%
Chilean Peso	0.3%
Malaysian Ringgit	0.2%
Brazilian Real	0.2%
Singapore Dollar	0.2%
Philippine Peso	0.1%
British Pound Sterling (o)	0.0%
Other Currencies	(1.5)%
Emerging market local currency
bond weights by country (i)
Mexico	0.4%
Uruguay	0.3%
Brazil	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury securities with a bond equivalent exposure of 3.3%.

Portfolio Composition - continued
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. United States issuer country exposure is 9.8% and includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. United States Dollar currency exposure is 99.1% and includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of January 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2022 through January 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2022 through January 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/22	Ending Account Value 1/31/23	Expenses Paid During Period (p) 8/01/22-1/31/23
A	Actual	1.06%	$1,000.00	$1,058.70	$5.50
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
B	Actual	1.82%	$1,000.00	$1,054.69	$9.43
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
C	Actual	1.82%	$1,000.00	$1,054.73	$9.43
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
I	Actual	0.81%	$1,000.00	$1,060.09	$4.21
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R1	Actual	1.81%	$1,000.00	$1,054.69	$9.37
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
R2	Actual	1.32%	$1,000.00	$1,057.35	$6.85
	Hypothetical (h)	1.32%	$1,000.00	$1,018.55	$6.72
R3	Actual	1.06%	$1,000.00	$1,058.71	$5.50
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R4	Actual	0.82%	$1,000.00	$1,060.05	$4.26
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R6	Actual	0.70%	$1,000.00	$1,060.67	$3.64
	Hypothetical (h)	0.70%	$1,000.00	$1,021.68	$3.57
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 93.5%
Angola – 1.9%
Republic of Angola, 8.75%, 4/14/2032 (n)		$26,859,000	$24,808,852
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	445,030
Republic of Angola, 9.375%, 5/08/2048		28,916,000	25,736,975
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	341,871
Republic of Angola, 9.125%, 11/26/2049		92,528,000	80,901,857
			$132,234,585
Argentina – 1.8%
Province of Santa Fe, 7%, 3/23/2023 (n)		$2,046,000	$1,994,850
Province of Santa Fe, 7%, 3/23/2023		75,000	73,125
Republic of Argentina, 3.875%, 1/09/2038		167,600,000	61,566,126
Republic of Argentina, 3.5%, 7/09/2041		187,739,000	63,874,220
			$127,508,321
Azerbaijan – 1.2%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$532,000	$548,215
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		46,074,000	47,478,336
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		36,039,000	37,708,543
			$85,735,094
Benin – 0.3%
Republic of Benin, 4.875%, 1/19/2032	EUR	9,102,000	$7,767,765
Republic of Benin, 4.875%, 1/19/2032 (n)		7,911,000	6,751,350
Republic of Benin, 6.875%, 1/19/2052 (n)		4,952,000	3,899,319
Republic of Benin, 6.875%, 1/19/2052		3,200,000	2,519,753
			$20,938,187
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,386,230
Government of Bermuda, 2.375%, 8/20/2030		8,133,000	6,953,715
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,956,091
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	11,159,679
Government of Bermuda, 3.375%, 8/20/2050		1,300,000	936,940
			$49,392,655
Brazil – 1.8%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$22,101,902	$20,803,194
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)		3,955,642	3,723,209
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		17,818,000	17,714,656

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Ero Copper Corp., 6.5%, 2/15/2030 (n)		$14,609,000	$12,441,939
Federative Republic of Brazil, 10%, 1/01/2025	BRL	44,706,000	8,410,777
Federative Republic of Brazil, 10%, 1/01/2027		46,884,000	8,484,870
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$19,737,000	15,152,687
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		11,497,428	10,029,049
MV24 Capital B.V., 6.748%, 6/01/2034		17,920,550	17,096,204
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		14,885,000	14,103,537
TerraForm Global Operating LLC, 6.125%, 3/01/2026		1,392,000	1,318,920
			$129,279,042
Bulgaria – 0.4%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,417,000	$20,752,179
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)		6,382,000	5,790,117
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		2,300,000	2,086,692
			$28,628,988
Cameroon – 0.2%
Republic of Cameroon, 5.95%, 7/07/2032	EUR	16,531,000	$13,688,814
Chile – 3.9%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$2,909,000	$2,749,005
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		15,419,000	14,570,955
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,354,175
Agrosuper S.A., 4.6%, 1/20/2032 (n)		9,107,000	8,150,765
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		13,782,574	11,052,935
Antofagasta PLC, 5.625%, 5/13/2032 (z)		13,544,000	13,584,654
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		11,434,000	10,924,577
Banco del Estado de Chile, 2.704%, 1/09/2025		11,598,000	11,081,270
Chile Electricity PEC S.p.A., 0%, 1/25/2028		9,915,000	7,404,369
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		17,617,000	15,238,705
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		6,296,000	5,446,040
E.CL S.A., 4.5%, 1/29/2025		12,732,000	12,413,700
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		7,960,000	7,504,935
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		4,892,000	4,769,700
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		1,500,000	1,462,500
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		17,839,000	15,209,164

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – continued
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047	$15,036,000	$11,810,928
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,031,000	1,980,225
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	12,882,000	10,788,675
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	9,700,000	8,123,750
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	16,053,000	15,422,920
Republic of Chile, 2.55%, 7/27/2033	18,126,000	14,761,806
Republic of Chile, 3.5%, 1/31/2034	14,584,000	12,894,239
Republic of Chile, 4%, 1/31/2052	20,620,000	16,728,943
Republic of Chile, 3.25%, 9/21/2071	11,703,000	7,634,456
Transelec S.A., 4.625%, 7/26/2023 (n)	10,657,000	10,602,223
Transelec S.A., 3.875%, 1/12/2029	5,077,000	4,670,840
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028	10,286,000	7,208,069
VTR Finance N.V., 6.375%, 7/15/2028 (n)	7,102,000	2,927,444
VTR Finance N.V., 6.375%, 7/15/2028	5,600,000	2,308,320
		$273,780,287
China – 2.7%
AIA Group Ltd., 5.625%, 10/25/2027 (n)	$14,262,000	$14,850,601
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	15,094,000	14,781,916
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	13,925,000	13,501,674
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	6,151,000	6,121,352
Country Garden Holdings Co. Ltd., 2.7%, 7/12/2026	2,630,000	1,707,295
Country Garden Holdings Co. Ltd., 4.8%, 8/06/2030	985,000	595,258
Country Garden Holdings Co. Ltd., 3.875%, 10/22/2030	3,720,000	2,160,270
Country Garden Holdings Co. Ltd., 3.3%, 1/12/2031	3,009,000	1,744,396
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	11,535,000	10,505,996
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.75%, 4/27/2027	11,602,000	10,470,805
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	12,054,000	11,313,558
Meituan, 2.125%, 10/28/2025 (n)	8,941,000	8,127,002
Meituan, 2.125%, 10/28/2025	2,700,000	2,454,189
Meituan, 3.05%, 10/28/2030 (n)	17,044,000	13,870,267
Meituan, 3.05%, 10/28/2030	3,000,000	2,441,375
Prosus N.V., 3.061%, 7/13/2031 (n)	14,659,000	11,733,389
Prosus N.V., 4.193%, 1/19/2032 (n)	8,286,000	7,122,780
Prosus N.V., 4.027%, 8/03/2050 (n)	8,825,000	5,965,223
Prosus N.V., 4.027%, 8/03/2050	2,989,000	2,020,402
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)	212,000	205,741

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		$29,199,000	$28,336,912
Sunac China Holdings Ltd., 7.95%, 10/11/2023 (a)(d)		2,854,000	815,671
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)		15,115,000	4,288,895
Sunac China Holdings Ltd., 6.5%, 1/10/2025 (a)		7,626,000	2,163,480
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)		9,100,000	1,770,377
Times China Holdings Ltd., 6.2%, 3/22/2026 (a)		9,800,000	1,877,982
Weibo Corp., 3.375%, 7/08/2030		10,420,000	8,705,122
			$189,651,928
Colombia – 1.4%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$9,110,000	$7,122,482
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,917,000	1,518,028
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031		2,700,000	2,138,068
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		18,491,000	13,202,157
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		1,000,000	713,977
Republic of Colombia, 3.125%, 4/15/2031		13,000,000	9,821,894
Republic of Colombia, 8%, 4/20/2033		18,861,000	19,315,410
Republic of Colombia, 5.2%, 5/15/2049		20,753,000	14,600,573
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		14,693,000	12,121,423
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		15,374,450	14,490,419
TermoCandelaria Power Ltd., 7.875%, 1/30/2029		4,030,000	3,798,275
			$98,842,706
Costa Rica – 0.6%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,185,000	$8,969,152
Republic of Costa Rica, 7%, 4/04/2044		16,693,000	16,192,210
Republic of Costa Rica, 7.158%, 3/12/2045		14,664,000	14,389,050
			$39,550,412
Cote d'Ivoire – 1.0%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	15,882,000	$14,569,153
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	19,879,870
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		6,400,000	5,445,840
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		14,557,000	12,079,843
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		18,154,000	15,064,744
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		6,440,000	5,047,130
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		2,200,000	1,724,175
			$73,810,755
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	16,215,000	$16,128,904

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – 3.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$20,083,000	$20,083,000
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		5,499,000	5,499,000
Dominican Republic, 5.5%, 2/22/2029 (n)		19,927,000	18,744,690
Dominican Republic, 4.5%, 1/30/2030 (n)		7,778,000	6,746,346
Dominican Republic, 4.5%, 1/30/2030		600,000	520,418
Dominican Republic, 7.05%, 2/03/2031 (n)(w)		12,994,000	12,994,000
Dominican Republic, 4.875%, 9/23/2032 (n)		27,609,000	23,503,195
Dominican Republic, 4.875%, 9/23/2032		30,042,000	25,574,377
Dominican Republic, 6%, 2/22/2033 (n)		25,333,000	23,364,421
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	5,654,405
Dominican Republic, 5.3%, 1/21/2041		12,400,000	9,924,222
Dominican Republic, 6.5%, 2/15/2048		8,790,000	7,580,606
Dominican Republic, 6.4%, 6/05/2049		5,782,000	4,916,521
Dominican Republic, 5.875%, 1/30/2060 (n)		896,000	688,237
Dominican Republic, 5.875%, 1/30/2060		71,103,000	54,615,791
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		8,563,000	7,732,988
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	10,114,384
			$238,256,601
Ecuador – 1.2%
Republic of Ecuador, 2.5%, 7/31/2035		$93,740,000	$45,616,318
Republic of Ecuador, 1.5%, 7/31/2040 (n)		3,286,161	1,379,232
Republic of Ecuador, 1.5%, 7/31/2040		87,781,000	36,842,491
			$83,838,041
Egypt – 2.2%
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		$2,400,000	$1,986,480
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		11,093,000	9,152,169
Arab Republic of Egypt, 7.6%, 3/01/2029		9,082,000	7,493,304
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	9,882,000	7,530,395
Arab Republic of Egypt, 6.375%, 4/11/2031		5,700,000	4,343,579
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$5,316,000	3,984,874
Arab Republic of Egypt, 7.052%, 1/15/2032		5,996,000	4,494,602
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,286,000	978,368
Arab Republic of Egypt, 7.625%, 5/29/2032		4,200,000	3,195,293
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		1,618,000	1,138,900
Arab Republic of Egypt, 8.5%, 1/31/2047		47,230,000	33,244,914
Arab Republic of Egypt, 7.903%, 2/21/2048		17,023,000	11,299,186
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	6,372,811
Arab Republic of Egypt, 8.7%, 3/01/2049		14,386,000	10,154,991
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		10,162,000	7,245,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Egypt – continued
Arab Republic of Egypt, 8.875%, 5/29/2050	$12,448,000	$8,875,374
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)	23,442,000	15,182,915
Energean PLC, 6.5%, 4/30/2027 (n)	19,635,000	18,374,433
		$155,048,053
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035	$5,693,000	$2,740,885
Republic of El Salvador, 7.124%, 1/20/2050	5,284,000	2,445,529
		$5,186,414
Gabon – 0.6%
Republic of Gabon, 6.625%, 2/06/2031	$4,910,000	$4,120,472
Republic of Gabon, 7%, 11/24/2031 (n)	11,400,000	9,592,690
Republic of Gabon, 7%, 11/24/2031	34,570,000	29,089,410
		$42,802,572
Ghana – 0.5%
Kosmos Energy Ltd., 7.75%, 5/01/2027	$6,407,000	$5,701,589
Kosmos Energy Ltd., 7.5%, 3/01/2028	8,473,000	7,237,001
Republic of Ghana, 7.75%, 4/07/2029 (a)	3,909,000	1,446,330
Republic of Ghana, 8.625%, 4/07/2034 (a)	16,111,000	5,920,793
Republic of Ghana, 7.875%, 2/11/2035 (a)	39,192,000	14,379,545
Republic of Ghana, 8.75%, 3/11/2061 (a)	4,612,000	1,661,888
		$36,347,146
Guatemala – 2.8%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	$12,038,000	$11,261,138
Central America Bottling Co., 5.25%, 4/27/2029 (n)	27,802,000	26,697,983
CT Trust, 5.125%, 2/03/2032 (n)	17,101,000	14,908,562
Energuate Trust, 5.875%, 5/03/2027 (n)	5,065,000	4,862,400
Energuate Trust, 5.875%, 5/03/2027	19,650,000	18,864,000
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	20,925,000	19,974,286
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	9,384,000	7,943,556
Millicom International Cellular S.A., 4.5%, 4/27/2031	3,349,000	2,834,929
Republic of Guatemala, 4.875%, 2/13/2028	4,270,000	4,142,118
Republic of Guatemala, 5.25%, 8/10/2029 (n)	5,667,000	5,519,598
Republic of Guatemala, 4.9%, 6/01/2030	10,821,000	10,319,437
Republic of Guatemala, 3.7%, 10/07/2033	12,124,000	10,220,124
Republic of Guatemala, 3.7%, 10/07/2033 (n)	9,276,000	7,819,356
Republic of Guatemala, 4.65%, 10/07/2041 (n)	9,506,000	7,903,398
Republic of Guatemala, 4.65%, 10/07/2041	9,100,000	7,565,845
Republic of Guatemala, 6.125%, 6/01/2050	36,857,000	35,761,582
		$196,598,312

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 1.6%
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027	EUR	18,400,000	$15,095,891
Republic of Hungary, 6.125%, 5/22/2028 (n)		$18,129,000	18,743,863
Republic of Hungary, 5.25%, 6/16/2029 (n)		13,477,000	13,261,368
Republic of Hungary, 6.25%, 9/22/2032 (n)		23,481,000	24,274,893
Republic of Hungary, 5.5%, 6/16/2034 (n)		33,398,000	32,786,950
Republic of Hungary, 6.75%, 9/25/2052 (n)		6,061,000	6,394,355
			$110,557,320
India – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$13,683,000	$12,775,972
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		6,100,000	5,695,639
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		9,303,000	6,558,615
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		12,888,785	9,537,701
Adani Transmission Ltd., 4.25%, 5/21/2036		6,897,735	5,104,324
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		8,099,072	6,112,370
Azure Power Energy Ltd., 3.575%, 8/19/2026		12,558,028	9,477,544
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027 (n)		13,379,550	11,905,653
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027		4,180,990	3,720,410
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		753,000	708,385
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,400,000	3,198,550
Delhi International Airport Ltd. (Cliffton Ltd.), 6.25%, 10/25/2025 (n)		19,244,000	18,281,800
Export-Import Bank of India, 3.25%, 1/15/2030		7,705,000	6,818,771
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	23,276,715
Export-Import Bank of India, 2.25%, 1/13/2031		9,840,000	7,955,640
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		36,446,000	36,806,196
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		4,600,000	4,542,500
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,900,000	2,863,750
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		2,234,000	1,960,335
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		14,278,205	12,751,294
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		7,186,375	6,185,316
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		17,819,000	16,798,741
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,300,000	4,633,154
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		28,111,000	23,361,928
Indian Railway Finance Corp., 2.8%, 2/10/2031		14,793,000	12,293,871
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		17,682,000	15,663,742
JSW Infrastructure Ltd., 4.95%, 1/21/2029		5,029,000	4,454,980
JSW Steel Ltd., 5.05%, 4/05/2032 (n)		13,380,000	11,250,553

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		$11,708,000	$11,473,840
Muthoot Finance Ltd., 4.4%, 9/02/2023		9,200,000	9,016,000
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		8,024,000	7,056,065
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		3,600,000	3,165,732
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		15,857,000	13,642,423
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		18,869,000	18,184,999
UPL Ltd., 4.625%, 6/16/2030		3,366,000	2,785,408
			$350,018,916
Indonesia – 5.3%
Bank Negara Indonesia, 3.75%, 3/30/2026		$11,847,000	$11,082,869
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		1,917,000	1,812,281
Listrindo Capital B.V., 4.95%, 9/14/2026		17,762,000	16,791,720
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		12,798,000	12,284,895
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		19,248,000	18,335,054
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		8,456,000	7,540,046
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		19,166,000	18,210,017
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		19,302,000	17,854,350
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		11,422,000	9,837,186
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		11,288,000	9,453,700
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		22,114,000	17,031,639
PT Pertamina (Persero) (Republic of Indonesia), 5.625%, 5/20/2043		7,385,000	7,091,064
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048		4,936,000	5,109,854
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		3,363,000	2,497,685
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048		2,770,000	2,689,876
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,190,264
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		3,100,000	2,532,633
Republic of Indonesia, 4.125%, 1/15/2025		9,221,000	9,137,884
Republic of Indonesia, 3.4%, 9/18/2029		7,943,000	7,402,876
Republic of Indonesia, 3.55%, 3/31/2032		13,122,000	12,039,990
Republic of Indonesia, 4.7%, 6/06/2032 (n)		8,154,000	8,166,233
Republic of Indonesia, 4.65%, 9/20/2032		20,029,000	19,932,884
Republic of Indonesia, 4.85%, 1/11/2033		22,204,000	22,407,193
Republic of Indonesia, 1.1%, 3/12/2033	EUR	13,750,000	11,119,455
Republic of Indonesia, 4.625%, 4/15/2043		$19,819,000	18,584,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 5.125%, 1/15/2045	$7,336,000	$7,284,061
Republic of Indonesia, 4.35%, 1/11/2048	39,048,000	34,800,339
Republic of Indonesia, 5.45%, 9/20/2052	22,801,000	23,401,578
Republic of Indonesia, 5.65%, 1/11/2053	8,148,000	8,552,404
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)	1,794,000	1,737,938
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	2,730,000	2,372,420
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	9,811,491	9,529,346
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	8,480,157	8,236,297
		$370,050,487
Israel – 0.7%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$16,100,000	$15,033,375
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)	12,448,000	12,354,640
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	24,028,000	23,334,648
		$50,722,663
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045	$9,950,000	$11,632,809
Jordan – 1.3%
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)	$14,178,000	$14,641,620
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)	21,674,000	19,950,180
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030	12,787,000	11,769,999
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047	49,209,000	44,191,060
		$90,552,859
Kazakhstan – 2.1%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	$5,565,000	$5,132,621
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030	10,841,000	9,998,695
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033	16,284,000	12,335,912
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	12,199,000	9,694,472
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	1,934,010
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	30,270,000	25,880,850
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	6,227,000	5,697,705
Republic of Kazakhstan, 6.5%, 7/21/2045	23,684,000	25,098,693
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	37,468,000	33,427,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	$17,232,000	$13,119,066
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,000,000	3,045,280
		$145,364,755
Kenya – 0.7%
Republic of Kenya, 7%, 5/22/2027	$11,841,000	$10,670,043
Republic of Kenya, 8%, 5/22/2032	34,972,000	30,384,373
Republic of Kenya, 8.25%, 2/28/2048	10,636,000	8,331,392
		$49,385,808
Kuwait – 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$2,298,000	$2,235,494
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	3,800,000	3,382,000
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	3,091,000	3,193,003
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	21,297,000	19,007,573
		$27,818,070
Malaysia – 0.7%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$38,359,000	$31,285,984
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	13,637,000	11,066,894
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	14,198,000	10,359,280
		$52,712,158
Mexico – 8.4%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$8,654,000	$7,639,812
Banco Mercantil del Norte S.A., 7.625% to 1/10/2028, FLR (CMT - 10yr. + 5.353%) to 10/06/2171	7,645,000	7,559,223
Becle S.A.B. de C.V., 2.5%, 10/14/2031	21,377,000	17,097,425
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032	12,504,000	9,260,462
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	3,254,000	3,345,112
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027	1,600,000	1,644,800
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)	15,292,000	14,087,755
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	17,771,000	14,041,520
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	16,523,000	14,853,463
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	17,024,000	14,474,700
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	18,002,000	15,906,242
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026	2,802,000	2,475,796

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Grupo Bimbo S.A.B. de C.V., 5.95% to 7/17/2023, FLR (CMT - 5yr. + 3.28%) to 7/17/2028, FLR (CMT - 5yr. + 3.53%) to 7/17/2043, FLR (CMT - 5yr. + 4.28%) to 7/17/2171		$11,208,000	$11,199,034
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		5,863,000	5,559,062
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		12,649,000	11,993,276
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,819,932
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		14,716,000	11,627,576
Petroleos Mexicanos, 6.49%, 1/23/2027		12,215,000	11,470,007
Petroleos Mexicanos, 8.75%, 6/02/2029		14,268,000	13,895,196
Petroleos Mexicanos, 6.84%, 1/23/2030		24,751,000	21,533,914
Petroleos Mexicanos, 5.95%, 1/28/2031		51,648,000	41,346,474
Petroleos Mexicanos, 6.7%, 2/16/2032		31,847,000	26,435,094
Petroleos Mexicanos, 10%, 2/07/2033 (n)(w)		53,499,000	52,268,523
Petroleos Mexicanos, 6.75%, 9/21/2047		46,871,000	32,519,582
Petroleos Mexicanos, 7.69%, 1/23/2050		77,399,000	57,786,186
Petroleos Mexicanos, 6.95%, 1/28/2060		48,511,000	33,467,002
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		20,292,000	17,174,946
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	9,060,869
United Mexican States, 5.4%, 2/09/2028		$11,941,000	12,260,120
United Mexican States, 8.5%, 5/31/2029	MXN	132,400,000	6,968,007
United Mexican States, 7.75%, 5/29/2031		288,900,000	14,503,837
United Mexican States, 4.875%, 5/19/2033		$10,569,000	10,146,518
United Mexican States, 1.45%, 10/25/2033	EUR	10,204,000	8,102,755
United Mexican States, 3.5%, 2/12/2034		$18,320,000	15,395,423
United Mexican States, 6.35%, 2/09/2035		14,498,000	15,390,298
United Mexican States, 4.5%, 1/31/2050		29,191,000	23,559,976
			$593,869,917
Morocco – 0.9%
Kingdom of Morocco, 3%, 12/15/2032		$24,733,000	$19,755,484
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		12,863,000	12,461,031
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		1,559,000	1,510,281
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		17,682,000	13,891,333
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		16,764,000	13,170,134
			$60,788,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Nigeria – 0.9%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$13,582,000	$10,533,113
Federal Republic of Nigeria, 7.875%, 2/16/2032	23,273,000	17,512,932
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	15,987,075
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)	336,000	232,680
Federal Republic of Nigeria, 7.696%, 2/23/2038	31,700,000	21,952,250
		$66,218,050
Oman – 3.5%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$16,730,000	$16,446,192
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	6,350,000	6,242,279
Sultanate of Oman, 6.25%, 1/25/2031 (n)	3,493,000	3,614,976
Sultanate of Oman, 6.25%, 1/25/2031	13,043,000	13,498,461
Sultanate of Oman, 6.5%, 3/08/2047	30,435,000	29,065,425
Sultanate of Oman, 6.75%, 1/17/2048 (n)	200,000	197,054
Sultanate of Oman, 6.75%, 1/17/2048	91,621,000	90,271,423
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	16,132,722
Sultanate of Oman, 7%, 1/25/2051	72,116,000	72,974,180
		$248,442,712
Pakistan – 0.3%
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)	$12,855,000	$5,527,650
Islamic Republic of Pakistan, 6.875%, 12/05/2027	7,800,000	3,276,000
Islamic Republic of Pakistan, 7.375%, 4/08/2031	22,826,000	9,491,051
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)	5,978,000	2,432,448
Islamic Republic of Pakistan, 8.875%, 4/08/2051	3,807,000	1,549,068
		$22,276,217
Panama – 1.7%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)	$6,963,000	$5,657,438
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	15,859,000	14,067,732
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	10,029,000	9,737,731
Autoridad del Canal de Panama, 4.95%, 7/29/2035	5,969,000	5,795,645
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	5,840,000	5,024,433
Cable Onda S.A., 4.5%, 1/30/2030 (n)	6,390,000	5,703,075
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	6,521,000	5,476,579
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	7,400,000	6,214,796
Panama Canal Railway Co., 7%, 11/01/2026	2,459,016	2,508,196
Panama Canal Railway Co., 7%, 11/01/2026 (n)	488,040	497,801
Republic of Panama, 3.362%, 6/30/2031 (n)	18,229,000	15,232,882
Republic of Panama, 3.298%, 1/19/2033	3,289,000	2,743,668

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Panama – continued
Republic of Panama, 6.4%, 2/14/2035		$16,718,000	$17,627,277
Republic of Panama, 4.5%, 1/19/2063		28,206,000	21,016,732
			$117,303,985
Paraguay – 1.8%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,433,106
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		2,000,000	1,787,500
Republic of Paraguay, 3.849%, 6/28/2033 (n)		6,376,000	5,590,965
Republic of Paraguay, 6.1%, 8/11/2044		7,024,000	6,950,638
Republic of Paraguay, 5.6%, 3/13/2048 (n)		3,088,000	2,792,728
Republic of Paraguay, 5.6%, 3/13/2048		47,844,000	43,269,198
Republic of Paraguay, 5.4%, 3/30/2050 (n)		256,000	228,131
Republic of Paraguay, 5.4%, 3/30/2050		53,475,000	47,653,506
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		3,483,000	3,237,818
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		9,397,000	8,735,510
			$125,679,100
Peru – 1.1%
Consorcio Transmantaro S.A. (Republic of Peru), 5.2%, 4/11/2038 (n)		$5,906,000	$5,486,438
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		12,928,000	12,885,725
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		300,458	310,224
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		18,290	18,884
Peru LNG, 5.375%, 3/22/2030		17,905,000	14,847,542
Republic of Peru, 2.844%, 6/20/2030		7,759,000	6,687,783
Republic of Peru, 2.783%, 1/23/2031		12,414,000	10,507,606
Republic of Peru, 1.862%, 12/01/2032		8,554,000	6,390,589
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		22,485,000	19,345,419
			$76,480,210
Philippines – 1.2%
ICTSI Treasury B.V., 3.5%, 11/16/2031		$19,670,000	$16,660,485
Republic of Philippines, 3.556%, 9/29/2032		8,754,000	8,082,479
Republic of Philippines, 5.609%, 4/13/2033		10,398,000	11,060,749
Republic of Philippines, 1.2%, 4/28/2033	EUR	9,455,000	7,936,215
Republic of Philippines, 5%, 7/17/2033		$20,883,000	21,218,983
Republic of Philippines, 1.75%, 4/28/2041	EUR	7,851,000	5,728,838
Republic of Philippines, 5.5%, 1/17/2048		$14,294,000	14,890,709
			$85,578,458

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – 0.8%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,099,000	$10,105,639
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		400,000	364,200
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		15,169,000	12,596,186
Republic of Poland, 5.75%, 11/16/2032		16,913,000	18,271,114
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	16,571,000	14,215,769
Synthos S.A., 2.5%, 6/07/2028		600,000	514,722
			$56,067,630
Qatar – 1.8%
ABQ Finance Ltd., 2%, 7/06/2026		$7,997,000	$7,208,944
CBQ Finance Ltd. Co., 2%, 5/12/2026		14,800,000	13,484,263
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		19,025,000	16,678,076
Qatar Petroleum, 2.25%, 7/12/2031 (n)		7,030,000	5,971,212
Qatar Petroleum, 3.125%, 7/12/2041		11,537,000	9,130,266
Qatar Petroleum, 3.3%, 7/12/2051		14,336,000	10,926,899
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		15,078,000	14,066,266
State of Qatar, 4.625%, 6/02/2046		4,000,000	3,910,848
State of Qatar, 5.103%, 4/23/2048 (n)		1,886,000	1,944,881
State of Qatar, 5.103%, 4/23/2048		7,818,000	8,062,078
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	15,422,347
State of Qatar, 4.817%, 3/14/2049		21,200,000	21,147,000
			$127,953,080
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$17,038,000	$12,729,431
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,800,000	1,344,816
			$14,074,247
Romania – 1.5%
Republic of Romania, 5.25%, 11/25/2027 (n)		$19,334,000	$19,001,455
Republic of Romania, 6.625%, 2/17/2028 (n)		17,640,000	18,266,220
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	12,620,000	10,032,631
Republic of Romania, 2%, 1/28/2032		4,981,000	3,838,220
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	5,575,860
Republic of Romania, 7.125%, 1/17/2033 (n)		$19,816,000	20,905,880
Republic of Romania, 2%, 4/14/2033	EUR	5,459,000	4,043,783
Republic of Romania, 6%, 5/25/2034 (n)		$11,538,000	11,301,471
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	6,079,000	3,930,444
Republic of Romania, 2.625%, 12/02/2040		3,100,000	2,004,339

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – continued
Republic of Romania, 2.75%, 4/14/2041 (n)	EUR	11,165,000	$7,231,063
			$106,131,366
Russia – 0.2%
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028 (n)	EUR	16,371,000	$12,369,428
Russian Federation, 4.25%, 6/23/2027 (a)(z)		$400,000	76,000
Russian Federation, 5.1%, 3/28/2035 (a)(z)		7,400,000	1,258,000
			$13,703,428
Saudi Arabia – 3.7%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$14,651,000	$13,909,659
BSF Finance, 5.5%, 11/23/2027		15,122,000	15,462,245
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		8,675,000	8,653,313
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		24,231,000	23,650,134
Kingdom of Saudi Arabia, 5.5%, 10/25/2032 (n)		23,313,000	24,975,217
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		11,414,000	11,613,745
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		45,729,000	41,466,143
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		9,684,000	9,581,543
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		12,133,000	12,004,633
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		19,735,000	14,406,550
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		11,408,000	10,868,858
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		7,812,000	6,907,917
Saudi Arabian Oil Co., 3.5%, 4/16/2029		9,681,000	9,074,776
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,237,000	10,360,187
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,611,920
Saudi Arabian Oil Co., 3.5%, 11/24/2070		19,081,000	13,356,700
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		36,693,000	32,834,217
			$262,737,757
Senegal – 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$10,733,000	$9,256,139
Republic of Senegal, 6.75%, 3/13/2048		5,942,000	4,436,060
			$13,692,199
Serbia – 0.6%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$18,939,000	$19,270,433
Republic of Serbia, 1.5%, 6/26/2029	EUR	7,166,000	5,883,712
Republic of Serbia, 6.5%, 9/26/2033 (n)		$15,296,000	15,325,062
			$40,479,207

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – 1.2%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$8,496,000	$7,742,320
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		2,040,000	1,859,032
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		9,730,000	9,528,686
Puma International Financing S.A., 5%, 1/24/2026		17,156,000	15,785,235
Puma International Financing S.A., 5%, 1/24/2026 (n)		6,960,000	6,403,896
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		20,069,000	17,795,562
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		11,168,000	10,594,856
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		16,092,000	14,978,037
			$84,687,624
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,062,000	$5,662,390
United Group B.V., 3.625%, 2/15/2028		6,638,000	5,688,481
United Group B.V., 4.625%, 8/15/2028 (n)		5,209,000	4,585,870
			$15,936,741
South Africa – 1.9%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$28,634,000	$27,419,919
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		15,400,000	14,702,996
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		8,624,000	8,263,810
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		9,578,727	9,291,365
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (p)		842,562	817,285
Republic of South Africa, 5.75%, 9/30/2049		29,685,000	22,601,565
Republic of South Africa, 7.3%, 4/20/2052		24,904,000	22,413,600
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		28,662,000	25,007,595
			$130,518,135
South Korea – 0.7%
Export–Import Bank of Korea, 4.5%, 9/15/2032		$9,550,000	$9,532,237
Korea Development Bank, 4.25%, 9/08/2032		14,401,000	14,033,598
SK Hynix, Inc., 6.25%, 1/17/2026 (n)		11,791,000	11,915,631
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		15,600,000	15,837,017
			$51,318,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Sri Lanka – 0.2%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)	$3,554,000	$1,203,749
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)	12,814,000	4,340,134
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)	3,761,000	1,273,822
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)	16,812,000	5,694,095
		$12,511,800
Supranational – 0.1%
West African Development Bank, 4.7%, 10/22/2031	$1,621,000	$1,430,532
West African Development Bank, 4.7%, 10/22/2031 (n)	5,492,000	4,846,690
		$6,277,222
Thailand – 0.8%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	$12,626,000	$11,090,931
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	27,357,000	23,399,289
GC Treasury Center Co. Ltd. (Kingdom of Thailand), 5.2%, 3/30/2052 (n)	7,791,000	6,736,878
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031	15,476,000	13,877,329
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	7,126,000	4,824,866
		$59,929,293
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	$21,685,000	$18,865,950
Turkey – 2.5%
Republic of Turkey, 5.6%, 11/14/2024	$5,479,000	$5,264,826
Republic of Turkey, 4.25%, 3/13/2025	20,496,000	18,979,255
Republic of Turkey, 4.75%, 1/26/2026	12,711,000	11,455,458
Republic of Turkey, 4.875%, 10/09/2026	26,776,000	23,629,820
Republic of Turkey, 9.875%, 1/15/2028	15,931,000	16,329,275
Republic of Turkey, 5.125%, 2/17/2028	9,183,000	7,840,445
Republic of Turkey, 6.125%, 10/24/2028	16,615,000	14,599,534
Republic of Turkey, 5.25%, 3/13/2030	17,082,000	13,648,518
Republic of Turkey, 5.95%, 1/15/2031	8,641,000	7,097,890
Republic of Turkey, 5.875%, 6/26/2031	12,499,000	10,089,943
Republic of Turkey, 9.375%, 1/19/2033	14,554,000	14,252,791
Republic of Turkey, 6.5%, 9/20/2033	11,655,000	9,516,308
Republic of Turkey, 6.625%, 2/17/2045	4,856,000	3,633,745
Republic of Turkey, 5.75%, 5/11/2047	14,748,000	9,840,662
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 9.5%, 8/01/2026 (n)(w)	12,961,000	12,811,689
		$178,990,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Ukraine – 0.7%
Government of Ukraine, 7.75%, 9/01/2029 (a)	$6,110,000	$1,343,436
Government of Ukraine, 6.876%, 5/21/2031 (a)(n)	14,057,000	2,762,200
Government of Ukraine, 6.876%, 5/21/2031 (a)	14,307,000	2,811,325
Government of Ukraine, 7.375% (7.375% cash or 7.375% PIK), 9/25/2034 (a)(p)	49,267,000	9,730,232
Government of Ukraine, 7.253%, 3/15/2035 (a)(n)	24,720,000	4,817,310
Government of Ukraine, 7.253%, 3/15/2035 (a)	25,059,000	4,883,373
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2041 (a)	29,526,000	9,269,319
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(z)	1,969,000	403,645
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)	7,385,000	1,513,925
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	12,598,000	2,195,202
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	700,000	492,538
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	10,523,250	5,162,970
Ukrainian Railways, 8.25%, 7/09/2026 (a)	20,234,000	4,147,970
Ukrainian Railways, 7.875%, 7/15/2028 (a)	11,762,000	2,181,851
		$51,715,296
United Arab Emirates – 3.2%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027	$13,195,000	$12,574,835
Abu Dhabi Commercial Bank PJSC, 4.5%, 9/14/2027	2,500,000	2,479,000
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	25,688,000	24,413,567
Abu Dhabi Ports Co. PJSC, 2.5%, 5/06/2031	6,845,000	5,841,523
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	9,533,000	8,625,077
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	2,100,000	1,899,996
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	14,841,000	14,299,600
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	13,555,000	13,555,000
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	9,349,000	9,080,684
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	3,800,000	3,690,940
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	8,686,669	8,056,143
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027	811,990	753,052
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	7,714,000	6,300,445
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	9,094,000	7,427,567
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	20,933,107	17,099,569
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040	3,769,467	3,079,154
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,691,000	1,331,824
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040	21,941,000	17,280,631

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		$2,103,000	$2,076,049
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		8,883,000	8,769,160
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		11,429,000	9,821,511
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)		18,302,000	19,547,561
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		14,872,000	13,451,724
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		13,230,952	11,038,345
			$222,492,957
United Kingdom – 0.0%
SCC Power PLC, 8% (8% cash/4% cash and 4% PIK) to 6/15/2024, 8% cash to 12/31/2028 (n)(p)		$6,787,557	$2,083,101
SCC Power PLC, 4% (4% cash or 4% PIK) to 6/15/2024, 4% cash to 5/17/2032 (n)(p)		3,676,593	150,741
			$2,233,842
United States – 2.4%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$7,289,000	$6,470,164
Hyundai Capital America, 1.8%, 1/10/2028 (n)		8,786,000	7,446,362
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		16,013,000	13,377,260
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)		13,692,000	13,425,827
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		32,426,000	32,089,074
U.S. Treasury Bonds, 2.5%, 2/15/2046		97,083,600	78,004,397
U.S. Treasury Notes, 3.875%, 9/30/2029		10,111,000	10,283,993
U.S. Treasury Notes, 2.75%, 8/15/2032		7,299,000	6,867,903
			$167,964,980
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	286,311,000	$6,857,916
Oriental Republic of Uruguay, 8.25%, 5/21/2031		296,221,000	6,876,846
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$20,254,000	22,404,716
Oriental Republic of Uruguay, 5.1%, 6/18/2050		4,424,000	4,463,463
Oriental Republic of Uruguay, 4.975%, 4/20/2055		38,338,000	37,946,942
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	238,374,061	6,492,742
			$85,042,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	$16,090,000	$15,003,925
National Bank of Uzbekistan, 4.85%, 10/21/2025	17,246,000	16,125,010
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)	9,636,000	7,952,109
Republic of Uzbekistan, 3.9%, 10/19/2031	7,694,000	6,305,417
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	16,685,000	16,101,025
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	16,046,000	13,459,385
		$74,946,871
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$884,100
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	1,539,388
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	2,679,040
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	809,013
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	5,502,840
		$11,414,381
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$15,030,000	$13,376,701
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	6,800,000	6,052,001
Socialist Republic of Vietnam, 4.8%, 11/19/2024	45,208,000	44,529,880
		$63,958,582
Zambia – 0.2%
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)	$34,781,000	$17,270,923
Total Bonds (Identified Cost, $7,504,505,184)		$6,583,615,352
Common Stocks – 0.1%
Mexico – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)	2,525,968	$2,280,421
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)	3,038,227	$2,959,085
Total Common Stocks (Identified Cost, $2,688,831)		$5,239,506
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 4.29% (v) (Identified Cost, $427,303,717)	427,331,115	$427,373,848

Other Assets, Less Liabilities – 0.4%		27,059,707
Net Assets – 100.0%		$7,043,288,413

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $427,373,848 and $6,588,854,858, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,327,436,699, representing 33.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Antofagasta PLC, 5.625%, 5/13/2032	5/10/22	$13,314,909	$13,584,654
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	11/04/19-10/22/20	1,933,381	403,645
Russian Federation, 4.25%, 6/23/2027	6/21/17	399,902	76,000
Russian Federation, 5.1%, 3/28/2035	3/21/19	7,400,000	1,258,000
Total Restricted Securities			$15,322,299
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht

Portfolio of Investments (unaudited) – continued
UYU	Uruguayan Peso
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	1,396,000	USD	256,811	Banco Santander S.A	2/02/2023	$18,192
BRL	73,089,236	USD	14,292,851	Goldman Sachs International	2/02/2023	105,281
BRL	71,304,612	USD	13,909,768	JPMorgan Chase Bank N.A.	2/02/2023	136,804
CLP	14,765,131,342	USD	16,259,097	Barclays Bank PLC	3/06/2023	2,196,164
EUR	10,857,464	USD	11,838,948	Morgan Stanley Capital Services, Inc.	4/21/2023	21,976
IDR	10,810,193,057	USD	681,129	Goldman Sachs International	2/09/2023	39,899
MYR	151,056,603	USD	33,787,756	Barclays Bank PLC	2/16/2023	1,649,377
PHP	380,638,341	USD	6,863,295	Barclays Bank PLC	3/09/2023	101,924
PHP	189,761,411	USD	3,404,708	Goldman Sachs International	3/09/2023	67,695
SGD	13,804,594	USD	10,428,265	JPMorgan Chase Bank N.A.	4/21/2023	96,880
THB	981,580,757	USD	28,708,415	JPMorgan Chase Bank N.A.	3/07/2023	1,129,290
						$5,563,482
Liability Derivatives
MXN	323,654,674	USD	17,026,122	HSBC Bank	4/21/2023	$(81,231)
USD	273,763	BRL	1,396,000	Banco Santander S.A	2/02/2023	(1,240)
USD	14,044,877	BRL	73,089,236	Goldman Sachs International	2/02/2023	(353,255)
USD	5,598,964	BRL	28,854,824	Goldman Sachs International	4/04/2023	(20,794)
USD	13,371,214	BRL	71,304,612	JPMorgan Chase Bank N.A.	2/02/2023	(675,357)
USD	302,701,218	EUR	278,808,601	HSBC Bank	4/21/2023	(1,875,193)
USD	16,722,905	MYR	76,406,819	Barclays Bank PLC	2/16/2023	(1,201,758)
						$(4,208,828)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	245	$31,819,375	March – 2023	$822,145
U.S. Treasury Note 10 yr	Long	USD	879	100,659,234	March – 2023	1,283,155
U.S. Treasury Ultra Bond	Long	USD	326	46,210,500	March – 2023	1,977,747
U.S. Treasury Ultra Note 10 yr	Long	USD	375	45,451,172	March – 2023	642,413
Euro-Bund 10 yr	Short	EUR	750	111,557,897	March – 2023	3,643,104
Euro-OAT 10 yr	Short	EUR	63	9,007,864	March – 2023	314,233
						$8,682,797

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(38,926)	$(245,611)	$(284,537)
(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At January 31, 2023, the fund had cash collateral of $280,000 and other liquid securities with an aggregate value of $12,496,795 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,507,194,015)	$6,588,854,858
Investments in affiliated issuers, at value (identified cost, $427,303,717)	427,373,848
Cash	12,622,281
Restricted cash for
Forward foreign currency exchange contracts	280,000
Receivables for
Forward foreign currency exchange contracts	5,563,482
Net daily variation margin on open futures contracts	173,107
Investments sold	42,668,232
Fund shares sold	13,506,737
Interest	86,813,455
Other assets	20,347
Total assets	$7,177,876,347
Liabilities
Payables for
Distributions	$2,859,720
Forward foreign currency exchange contracts	4,208,828
Investments purchased	21,267,412
Fund shares reacquired	13,888,852
When-issued investments purchased	78,129,297
Uncleared swaps, at value (net of unamortized premiums received, $245,611)	284,537
Payable to affiliates
Investment adviser	255,619
Administrative services fee	3,537
Shareholder servicing costs	1,868,306
Distribution and service fees	5,708
Payable for independent Trustees' compensation	20,759
Deferred country tax expense payable	11,366,471
Accrued expenses and other liabilities	428,888
Total liabilities	$134,587,934
Net assets	$7,043,288,413
Net assets consist of
Paid-in capital	$9,181,586,526
Total distributable earnings (loss)	(2,138,298,113)
Net assets	$7,043,288,413
Shares of beneficial interest outstanding	593,312,405

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$284,549,177	24,005,580	$11.85
Class B	1,780,608	152,510	11.68
Class C	15,975,741	1,367,853	11.68
Class I	4,346,754,799	366,432,628	11.86
Class R1	316,465	26,533	11.93
Class R2	9,841,326	825,467	11.92
Class R3	37,507,755	3,152,378	11.90
Class R4	38,439,390	3,233,512	11.89
Class R6	2,308,123,152	194,115,944	11.89

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.38 [100 / 95.75 x $11.85]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$201,769,974
Dividends from affiliated issuers	7,719,099
Other	47,563
Total investment income	$209,536,636
Expenses
Management fee	$23,187,506
Distribution and service fees	523,972
Shareholder servicing costs	2,835,411
Administrative services fee	332,162
Independent Trustees' compensation	56,648
Custodian fee	181,483
Shareholder communications	152,514
Audit and tax fees	44,271
Legal fees	17,363
Miscellaneous	288,350
Total expenses	$27,619,680
Reduction of expenses by investment adviser and distributor	(464,234)
Net expenses	$27,155,446
Net investment income (loss)	$182,381,190

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,278,071 country tax)	$(414,403,149)
Affiliated issuers	(27,291)
Futures contracts	(17,154,670)
Swap agreements	326,429
Forward foreign currency exchange contracts	(12,859,413)
Foreign currency	(385,265)
Net realized gain (loss)	$(444,503,359)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $24,287 increase in deferred country tax)	$632,736,562
Affiliated issuers	41,116
Futures contracts	11,539,786
Swap agreements	(5,123)
Forward foreign currency exchange contracts	2,479,764
Translation of assets and liabilities in foreign currencies	784,921
Net unrealized gain (loss)	$647,577,026
Net realized and unrealized gain (loss)	$203,073,667
Change in net assets from operations	$385,454,857
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22
Change in net assets
From operations
Net investment income (loss)	$182,381,190	$363,447,268
Net realized gain (loss)	(444,503,359)	(230,431,975)
Net unrealized gain (loss)	647,577,026	(1,818,174,207)
Change in net assets from operations	$385,454,857	$(1,685,158,914)
Total distributions to shareholders	$(292,536,766)	$(406,066,540)
Change in net assets from fund share transactions	$(82,095,719)	$(437,588,065)
Total change in net assets	$10,822,372	$(2,528,813,519)
Net assets
At beginning of period	7,032,466,041	9,561,279,560
At end of period	$7,043,288,413	$7,032,466,041
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.69	$14.93	$14.73	$14.68	$13.99	$14.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.54	$0.51	$0.56	$0.64	$0.61
Net realized and unrealized gain (loss)	0.35	(3.18)	0.24	0.10	0.70	(0.79)
Total from investment operations	$0.64	$(2.64)	$0.75	$0.66	$1.34	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.60)	$(0.55)	$(0.61)	$(0.65)	$(0.64)
Net asset value, end of period (x)	$11.85	$11.69	$14.93	$14.73	$14.68	$13.99
Total return (%) (r)(s)(t)(x)	5.70(n)	(18.12)	5.19	4.69	9.83	(1.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.06	1.07	1.08	1.07	1.07
Expenses after expense reductions	1.06(a)	1.05	1.06	1.06	1.04	1.05
Net investment income (loss)	5.03(a)	3.94	3.42	3.84	4.51	4.12
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$284,549	$315,618	$431,359	$377,703	$382,984	$330,096
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.56	$14.87	$14.75	$14.71	$14.13	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.43	$0.41	$0.45	$0.53	$0.50
Net realized and unrealized gain (loss)	0.31	(3.24)	0.15(g)	0.10	0.59	(0.81)
Total from investment operations	$0.56	$(2.81)	$0.56	$0.55	$1.12	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.50)	$(0.44)	$(0.51)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$11.68	$11.56	$14.87	$14.75	$14.71	$14.13
Total return (%) (r)(s)(t)(x)	4.97(n)	(19.32)	3.84	3.83	8.16	(2.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.83	1.82	1.82
Expenses after expense reductions	1.82(a)	1.80	1.81	1.82	1.81	1.81
Net investment income (loss)	4.29(a)	3.15	2.70	3.12	3.76	3.36
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$1,781	$2,183	$4,286	$8,088	$13,938	$19,703

Class C	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.54	$14.83	$14.73	$14.70	$14.10	$14.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.43	$0.41	$0.45	$0.53	$0.50
Net realized and unrealized gain (loss)	0.33	(3.22)	0.13(g)	0.08	0.61	(0.80)
Total from investment operations	$0.58	$(2.79)	$0.54	$0.53	$1.14	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.50)	$(0.44)	$(0.50)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$11.68	$11.54	$14.83	$14.73	$14.70	$14.10
Total return (%) (r)(s)(t)(x)	5.15(n)	(19.24)	3.70	3.76	8.31	(2.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.83	1.82	1.82
Expenses after expense reductions	1.82(a)	1.80	1.81	1.82	1.81	1.81
Net investment income (loss)	4.29(a)	3.16	2.70	3.12	3.76	3.36
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$15,976	$18,289	$31,537	$62,772	$113,863	$142,037
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.69	$14.93	$14.74	$14.82	$14.16	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.57	$0.55	$0.59	$0.67	$0.64
Net realized and unrealized gain (loss)	0.35	(3.18)	0.23	(0.02)(g)	0.67	(0.77)
Total from investment operations	$0.66	$(2.61)	$0.78	$0.57	$1.34	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.63)	$(0.59)	$(0.65)	$(0.68)	$(0.68)
Net asset value, end of period (x)	$11.86	$11.69	$14.93	$14.74	$14.82	$14.16
Total return (%) (r)(s)(t)(x)	5.92(n)	(17.91)	5.38	4.02	9.80	(0.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.81	0.82	0.83	0.82	0.82
Expenses after expense reductions	0.81(a)	0.80	0.81	0.82	0.81	0.81
Net investment income (loss)	5.29(a)	4.19	3.66	4.06	4.74	4.35
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$4,346,755	$4,294,440	$5,960,448	$4,345,513	$3,879,907	$3,658,375
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.75	$15.00	$14.82	$14.88	$14.22	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.44	$0.40	$0.44	$0.53	$0.50
Net realized and unrealized gain (loss)	0.37	(3.19)	0.22	0.01(g)	0.67	(0.78)
Total from investment operations	$0.62	$(2.75)	$0.62	$0.45	$1.20	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.50)	$(0.44)	$(0.51)	$(0.54)	$(0.54)
Net asset value, end of period (x)	$11.93	$11.75	$15.00	$14.82	$14.88	$14.22
Total return (%) (r)(s)(t)(x)	5.48(n)	(18.71)	4.25	3.13	8.71	(1.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.84	1.82	1.82
Expenses after expense reductions	1.81(a)	1.80	1.81	1.82	1.81	1.81
Net investment income (loss)	4.30(a)	3.22	2.69	3.07	3.75	3.36
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$316	$305	$333	$582	$648	$617

Class R2	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.75	$15.00	$14.81	$14.87	$14.22	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.50	$0.48	$0.52	$0.60	$0.57
Net realized and unrealized gain (loss)	0.36	(3.18)	0.23	(0.00)(g)(w)	0.66	(0.76)
Total from investment operations	$0.64	$(2.68)	$0.71	$0.52	$1.26	$(0.19)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.57)	$(0.52)	$(0.58)	$(0.61)	$(0.61)
Net asset value, end of period (x)	$11.92	$11.75	$15.00	$14.81	$14.87	$14.22
Total return (%) (r)(s)(t)(x)	5.65(n)	(18.30)	4.84	3.65	9.17	(1.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.33(a)	1.32	1.32	1.34	1.32	1.32
Expenses after expense reductions	1.32(a)	1.30	1.31	1.32	1.31	1.31
Net investment income (loss)	4.80(a)	3.70	3.19	3.60	4.26	3.86
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$9,841	$9,831	$12,688	$15,944	$18,952	$21,881
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.72	$14.96	$14.75	$14.80	$14.16	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.54	$0.51	$0.56	$0.64	$0.61
Net realized and unrealized gain (loss)	0.37	(3.18)	0.26	(0.00)(g)(w)	0.65	(0.77)
Total from investment operations	$0.66	$(2.64)	$0.77	$0.56	$1.29	$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.60)	$(0.56)	$(0.61)	$(0.65)	$(0.64)
Net asset value, end of period (x)	$11.90	$11.72	$14.96	$14.75	$14.80	$14.16
Total return (%) (r)(s)(t)(x)	5.87(n)	(18.08)	5.25	3.97	9.39	(1.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.07	1.07	1.08	1.07	1.07
Expenses after expense reductions	1.06(a)	1.05	1.06	1.07	1.06	1.06
Net investment income (loss)	5.05(a)	3.96	3.42	3.86	4.51	4.11
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$37,508	$32,029	$36,080	$23,775	$32,190	$38,001

Class R4	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.71	$14.96	$14.76	$14.84	$14.17	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.57	$0.55	$0.60	$0.67	$0.64
Net realized and unrealized gain (loss)	0.37	(3.18)	0.24	(0.03)(g)	0.68	(0.76)
Total from investment operations	$0.68	$(2.61)	$0.79	$0.57	$1.35	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.64)	$(0.59)	$(0.65)	$(0.68)	$(0.68)
Net asset value, end of period (x)	$11.89	$11.71	$14.96	$14.76	$14.84	$14.17
Total return (%) (r)(s)(t)(x)	6.01(n)	(17.94)	5.45	4.02	9.88	(0.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.82	0.83	0.82	0.82
Expenses after expense reductions	0.82(a)	0.80	0.81	0.82	0.81	0.81
Net investment income (loss)	5.30(a)	4.23	3.68	4.13	4.74	4.36
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$38,439	$36,790	$40,988	$39,791	$75,510	$65,918
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$11.72	$14.96	$14.77	$14.90	$14.22	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.59	$0.56	$0.60	$0.68	$0.65
Net realized and unrealized gain (loss)	0.36	(3.18)	0.24	(0.07)(g)	0.69	(0.74)
Total from investment operations	$0.67	$(2.59)	$0.80	$0.53	$1.37	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.65)	$(0.61)	$(0.66)	$(0.69)	$(0.69)
Net asset value, end of period (x)	$11.89	$11.72	$14.96	$14.77	$14.90	$14.22
Total return (%) (r)(s)(t)(x)	5.98(n)	(17.77)	5.49	3.79	10.02	(0.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.69	0.71	0.73	0.73	0.73
Expenses after expense reductions	0.70(a)	0.68	0.69	0.72	0.72	0.72
Net investment income (loss)	5.41(a)	4.32	3.75	4.17	4.85	4.42
Portfolio turnover	26(n)	52	56	75	94	100
Net assets at end of period (000 omitted)	$2,308,123	$2,322,980	$3,043,561	$1,529,701	$1,330,252	$1,753,566

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the

Notes to Financial Statements (unaudited) - continued
fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$2,959,085	$—	$—	$2,959,085
Mexico	—	—	2,280,421	2,280,421
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	127,245,366	—	127,245,366
Non - U.S. Sovereign Debt	—	4,595,593,324	—	4,595,593,324
U.S. Corporate Bonds	—	40,719,612	—	40,719,612
Foreign Bonds	—	1,820,057,050	—	1,820,057,050
Mutual Funds	427,373,848	—	—	427,373,848
Total	$430,332,933	$6,583,615,352	$2,280,421	$7,016,228,706
Other Financial Instruments
Futures Contracts – Assets	$8,682,797	$—	$—	$8,682,797
Forward Foreign Currency Exchange Contracts – Assets	—	5,563,482	—	5,563,482
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,208,828)	—	(4,208,828)
Swap Agreements – Liabilities	—	(284,537)	—	(284,537)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/22	$2,106,470
Change in unrealized appreciation or depreciation	173,951
Balance as of 1/31/23	$2,280,421
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2023 is $173,951. At January 31, 2023, the fund held one level 3 security.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$8,682,797	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,563,482	(4,208,828)
Credit	Uncleared Swap Agreements	—	(284,537)
Total		$14,246,279	$(4,493,365)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(17,154,670)	$—	$—
Foreign Exchange	—	—	(12,859,413)
Credit	—	326,429	—
Total	$(17,154,670)	$326,429	$(12,859,413)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$11,539,786	$—	$—
Foreign Exchange	—	—	2,479,764
Credit	—	(5,123)	—
Total	$11,539,786	$(5,123)	$2,479,764
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the

Notes to Financial Statements (unaudited) - continued
agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a

Notes to Financial Statements (unaudited) - continued
rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/22
Ordinary income (including any short-term capital gains)	$406,066,540
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/23
Cost of investments	$8,033,902,130
Gross appreciation	61,668,393
Gross depreciation	(1,079,341,817)
Net unrealized appreciation (depreciation)	$(1,017,673,424)
As of 7/31/22
Undistributed ordinary income	119,603,757
Capital loss carryforwards	(659,207,347)
Other temporary differences	(38,847,702)
Net unrealized appreciation (depreciation)	(1,652,764,912)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(323,175,106)
Long-Term	(336,032,241)
Total	$(659,207,347)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/23	Year ended 7/31/22
Class A	$11,713,504	$17,108,259
Class B	72,349	119,038
Class C	627,059	924,715
Class I	179,261,020	246,834,890
Class R1	11,679	11,950
Class R2	389,531	469,037
Class R3	1,483,153	1,423,846
Class R4	1,574,836	1,862,533
Class R6	97,403,635	137,312,272
Total	$292,536,766	$406,066,540
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this management fee reduction amounted to $464,149, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,503 for the six months ended January 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 358,898
Class B	0.75%	0.25%	1.00%	1.00%	9,887
Class C	0.75%	0.25%	1.00%	1.00%	84,937
Class R1	0.75%	0.25%	1.00%	1.00%	1,552
Class R2	0.25%	0.25%	0.50%	0.50%	24,226
Class R3	—	0.25%	0.25%	0.25%	44,472
Total Distribution and Service Fees					$523,972
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2023, this rebate amounted to $85 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2023, were as follows:
Amount
Class A	$6,670
Class B	700
Class C	815
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2023, the fee was $86,261, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,749,150.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.0097% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended January 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,558,963,891	$1,627,694,755
Non-U.S. Government securities	52,910,729	1,113,815
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,755,716	$53,630,019	5,808,445	$79,004,826
Class B	32	372	255	3,552
Class C	104,209	1,207,104	189,793	2,630,943
Class I	64,877,606	743,176,821	123,427,928	1,681,599,665
Class R1	2,372	27,368	4,738	62,800
Class R2	42,287	488,477	199,974	2,693,410
Class R3	595,545	6,981,864	869,910	11,232,688
Class R4	135,292	1,533,828	759,155	10,434,253
Class R6	20,987,221	243,677,500	54,177,614	738,276,764
	91,500,280	$1,050,723,353	185,437,812	$2,525,938,901

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	786,246	$8,982,761	946,847	$12,747,263
Class B	6,144	70,490	8,395	114,094
Class C	52,977	607,286	65,696	889,442
Class I	15,255,546	173,742,201	17,690,742	237,144,073
Class R1	999	11,474	891	11,950
Class R2	33,951	389,434	34,827	468,863
Class R3	129,654	1,482,998	106,305	1,423,033
Class R4	137,772	1,574,836	139,540	1,862,533
Class R6	7,159,066	81,694,849	8,712,003	117,037,563
	23,562,355	$268,556,329	27,705,246	$371,698,814
Shares reacquired
Class A	(8,545,469)	$(96,664,922)	(8,637,515)	$(115,078,022)
Class B	(42,588)	(485,857)	(108,023)	(1,461,924)
Class C	(373,944)	(4,298,927)	(797,488)	(10,895,183)
Class I	(81,107,937)	(925,439,845)	(172,948,471)	(2,307,915,588)
Class R1	(2,797)	(32,753)	(1,872)	(23,876)
Class R2	(87,565)	(997,367)	(243,714)	(3,316,060)
Class R3	(305,466)	(3,529,351)	(654,954)	(9,153,575)
Class R4	(180,711)	(2,049,949)	(497,934)	(6,638,480)
Class R6	(32,299,819)	(367,876,430)	(68,009,833)	(880,743,072)
	(122,946,296)	$(1,401,375,401)	(251,899,804)	$(3,335,225,780)
Net change
Class A	(3,003,507)	$(34,052,142)	(1,882,223)	$(23,325,933)
Class B	(36,412)	(414,995)	(99,373)	(1,344,278)
Class C	(216,758)	(2,484,537)	(541,999)	(7,374,798)
Class I	(974,785)	(8,520,823)	(31,829,801)	(389,171,850)
Class R1	574	6,089	3,757	50,874
Class R2	(11,327)	(119,456)	(8,913)	(153,787)
Class R3	419,733	4,935,511	321,261	3,502,146
Class R4	92,353	1,058,715	400,761	5,658,306
Class R6	(4,153,532)	(42,504,081)	(5,120,216)	(25,428,745)
	(7,883,661)	$(82,095,719)	(38,756,746)	$(437,588,065)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 1%, respectively, of the value of

Notes to Financial Statements (unaudited) - continued
outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2023, the fund’s commitment fee and interest expense were $18,117 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$570,154,423	$864,552,030	$1,007,346,430	$(27,291)	$41,116	$427,373,848

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,719,099	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021.

Notes to Financial Statements (unaudited) - continued
In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: March 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: March 17, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: March 17, 2023

* Print name and title of each signing officer under his or her signature.